Annual Total Returns[BarChart] - Invesco Global Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(8.69%)	20.75%	26.77%	2.06%	3.89%	0.16%	36.23%	(13.55%)	31.56%	27.61%